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                    U.S. SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.  Name and address of issuer:

     United Investors Life Insurance Company
     Annuity Variable Account
     2001 Third Avenue South
     Birmingham, Alabama  35233

2.  Name of each series or class of funds for which this notice is filed:

     United Investors Life Insurance Company
     Annuity Variable Account  (File No. 33-12000)

3.   Investment Company Act File Number:

                                    811-5013

      Securities Act File Number:

                                    33-12000

4 (a).  Last day of fiscal year for which this notice is filed:

                                    December 31, 1999

4 (b). Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
        (See Instruction A.2): [  ]

4 (c).  Check box if this is the last time the issuer will be filing
        this form. [   ]
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5.  Calculation of registration fee:

    (i)     Aggregate sale price of securities sold during the      $399,904,015
            fiscal year in reliance on Rule 24f-2 (from Item 10):

    (ii)    Aggregate price of shares redeemed or repurchased       $169,692,666
            during the fiscal year (if applicable):

    (iii)   Aggregate price of shares redeemed or repurchased       $          0
            during any prior fiscal year ending no earlier than
            October 11, 1995 that were not previously used to
            ----------------
            reduce to registration fees payable to the Commission:  +          0

    (iv)    Total available redemption credits [add Items 5 (ii)
            plus Item 5 (iii)]:                                     -169,692,666


    (v)     Net sales - if Item 5 (i) is greater than Item 5 (iv)
            [subtract Item 5(iv) from Item 5 (i)]:                  $230,211,349

    (vi) Redemption credits available for use in future years - if Item 5 (i) is less than Item 5 (iv) [subtract Item 5
            (iv) from Item 5 (i)]:

    (vii)   Multiplier for determining registration fee (see
            instructions C.9):                                      X    .000278
                                                                    ------------


    (viii)  Registration fee due [multiply Item 5 (v) by Item 5
            (vii)] (enter "0" if no fee is due):                    $     63,999
                                                                    ------------
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6.   Prepaid Shares

      If the response to Item 5 (i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:       . If
                                                                    -------
      there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number:_________________.
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7.  Interest due - if this Form is filed more than 90 days after
    the end of the issuer's fiscal year (see Instruction D):        +         0
                                                                    -----------


8.  Total of the amount of the registration fee plus any
    interest due [line 5 (viii) plus line 7]:                       $    63,999
                                                                    -----------

9.  Date the registration fee and any interest payment
    was sent to the Commission's lockbox depository:    March 29, 2000
              Method of Delivery:
                     [X] Wire Transfer
                     [ ] Mail or other means



                                   Signatures

This report has been sign below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title): /s/ Anthony L. McWhorter
                         --------------------------------
                         Anthony L. McWhorter, President
                         United Investors Life Insurance Company,
                         the Depositor of the Annuity Variable Account

Date: March 28, 2000